COLUMBIA LARGE CAP GROWTH OPPORTUNITY FUND

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Columbia Large Cap Growth Opportunity Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 97.3%

Issuer	Shares	Value ($)
Communication Services 12.3%
Entertainment 9.9%
Electronic Arts, Inc.	162,871	22,477,827
Endeavor Group Holdings, Inc., Class A	1,401,611	34,073,163
Take-Two Interactive Software, Inc.(a)	155,984	24,676,669
Walt Disney Co. (The)(a)	363,388	33,682,434

Total		114,910,093

Interactive Media & Services 2.4%
Alphabet, Inc., Class A(a)	213,880	28,345,516

Total Communication Services		143,255,609

Consumer Discretionary 12.4%
Broadline Retail 5.9%
Amazon.com, Inc.(a)	474,364	69,299,837

Hotels, Restaurants & Leisure 1.1%
Hilton Worldwide Holdings, Inc.	72,601	12,162,119

Specialty Retail 3.2%
Burlington Stores, Inc.(a)	137,480	23,315,233
Lowe’s Companies, Inc.	68,938	13,706,943

Total		37,022,176

Textiles, Apparel & Luxury Goods 2.2%
lululemon athletica, Inc.(a)	29,105	13,004,114
NIKE, Inc., Class B	116,603	12,857,813

Total		25,861,927

Total Consumer Discretionary		144,346,059

Consumer Staples 5.8%
Beverages 2.0%
Coca-Cola Co. (The)	407,233	23,798,697

Food Products 1.6%
Lamb Weston Holdings, Inc.	185,098	18,515,353

Household Products 2.2%
Procter & Gamble Co. (The)	163,223	25,057,995

Total Consumer Staples		67,372,045

Common Stocks (continued)

Issuer	Shares	Value ($)
Energy 0.8%
Energy Equipment & Services 0.8%
Schlumberger NV	192,583	10,022,019

Total Energy		10,022,019

Financials 8.2%
Capital Markets 5.4%
Charles Schwab Corp. (The)	171,946	10,543,729
Morgan Stanley	142,985	11,344,430
MSCI, Inc.	24,490	12,755,617
S&P Global, Inc.	36,646	15,238,506
Tradeweb Markets, Inc., Class A	133,246	12,911,537

Total		62,793,819

Financial Services 2.8%
Visa, Inc., Class A	129,478	33,234,413

Total Financials		96,028,232

Health Care 12.9%
Biotechnology 3.6%
Alnylam Pharmaceuticals, Inc.(a)	40,186	6,761,295
BioMarin Pharmaceutical, Inc.(a)	180,607	16,449,686
Revolution Medicines, Inc.(a)	128,195	2,990,789
Vertex Pharmaceuticals, Inc.(a)	44,488	15,784,787

Total		41,986,557

Health Care Equipment & Supplies 3.0%
Becton Dickinson & Co.	40,461	9,556,079
Intuitive Surgical, Inc.(a)	82,533	25,654,558

Total		35,210,637

Life Sciences Tools & Services 2.8%
Agilent Technologies, Inc.	258,026	32,975,723

Pharmaceuticals 3.5%
Eli Lilly & Co.	68,385	40,418,270

Total Health Care		150,591,187

Industrials 5.9%
Commercial Services & Supplies 0.9%
RB Global, Inc.	171,047	10,892,273

2	Columbia Large Cap Growth Opportunity Fund | Third Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Large Cap Growth Opportunity Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Construction & Engineering 1.2%
WillScot Mobile Mini Holdings Corp.(a)	329,434	13,743,986

Ground Transportation 1.6%
Uber Technologies, Inc.(a)	329,047	18,551,670

Machinery 0.9%
Stanley Black & Decker, Inc.	119,578	10,869,640

Professional Services 1.3%
TransUnion	257,340	15,111,005

Total Industrials		69,168,574

Information Technology 35.1%
Electronic Equipment, Instruments & Components 1.4%
TE Connectivity Ltd.	83,662	10,959,722
Trimble Navigation Ltd.(a)	126,663	5,877,163

Total		16,836,885

IT Services 3.7%
Accenture PLC, Class A	130,984	43,636,010

Semiconductors & Semiconductor Equipment 15.6%
Advanced Micro Devices, Inc.(a)	146,888	17,796,950
GlobalFoundries, Inc.(a)	578,026	31,034,216
Lam Research Corp.	63,539	45,488,841
Marvell Technology, Inc.	536,320	29,889,114
NVIDIA Corp.	22,795	10,661,221
QUALCOMM, Inc.	273,081	35,241,103
SiTime Corp.(a)	18,754	2,074,192
Teradyne, Inc.	112,107	10,339,629

Total		182,525,266

Common Stocks (continued)

Issuer	Shares	Value ($)
Software 9.6%
Crowdstrike Holdings, Inc., Class A(a)	195,075	46,230,824
Microsoft Corp.	141,398	53,577,116
Nutanix, Inc., Class A(a)	272,971	11,762,321

Total		111,570,261

Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	291,650	55,398,917

Total Information Technology		409,967,339

Materials 2.0%
Chemicals 2.0%
Sherwin-Williams Co. (The)	83,038	23,150,994

Total Materials		23,150,994

Real Estate 1.9%
Industrial REITs 1.9%
Prologis, Inc.	191,524	22,011,853

Total Real Estate		22,011,853

Total Common Stocks (Cost $888,133,269)		1,135,913,911

Money Market Funds 2.4%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(b),(c)	27,477,490	27,471,995

Total Money Market Funds (Cost $27,471,419)		27,471,995

Total Investments in Securities (Cost: $915,604,688)		1,163,385,906

Other Assets & Liabilities, Net		3,927,924

Net Assets		1,167,313,830

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	The rate shown is the seven-day current annualized yield at November 30, 2023.

(c)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	3,032,970	380,549,168	(356,110,706)	563	27,471,995	1,979	732,824	27,477,490

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Large Cap Growth Opportunity Fund | Third Quarter Report 2023	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.

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